Segment Information (Details Narrative) - Integer	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Number of reportable segments	3	3
Number of operating segments	2	2
Operating segment aggregate into number of reportable segment	1	1